CASH FLOW INFORMATION (Tables)	9 Months Ended
Mar. 31, 2023
CASH FLOW INFORMATION
Schedule of significant non-cash transactions related to investing and financing activities

	03/31/2023	03/31/2022
Investment activities

Net assets acquisition by business combination (Note 6)	152,070,313	—
Investment in-kind in other related parties (Note 16)	1,429,089	1,744,496
Capitalization of interest on buildings in progress	59,604	—
	153,559,006	1,744,496

	03/31/2023	03/31/2022
Financing activities
Capitalization of convertible notes (Note 7.12)	12,211,638	—
Purchase of own shares (Note 7.12)	(24,025,718)	—
Acquisition of non-controlling interest in subsidiaries	—	255,893
	(11,814,080)	255,893